SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

        On February 28, 2012, subsequent to the statement of financial position date, the Group voluntarily repaid the full amount due under credit facilities of Gazprombank with an original maturity in 2013-2015. The amount repaid totaled to $472.1 million (stated at December 31, 2011 exchange rate).

        On March 16, 2012, subsequent to the statement of financial position date, the Group voluntarily repaid $310.6 million from $434.8 million outstanding under credit facility of Bank of Moscow with the original maturity in 2013 (both amounts are stated at December 31, 2011 exchange rate).